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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

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1.   Name and address of issuer:

     State Farm Municipal Bond Fund, Inc.
     One State Farm Plaza
     Bloomington, Illinois 61710

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2.   Name of each series or class of funds for which this notice is filed:

     State Farm Municipal Bond Fund, Inc. Common Stock

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3.   Investment Company Act File Number:   811-2727

     Securities Act File Number:   2-58161

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4.   Last day of fiscal year for which this notice is filed:   November 30, 1995

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                           [_]

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6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

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9.   Number and aggregate sale price of securities sold during the fiscal year:

     4,617,496 shares; $38,187,604

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     4,617,496 shares; $38,187,604

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     -0-

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12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year in reliance on
           rule 24f-2 (from Item 10):                      $    38,187,604
                                                           -----------------
     (ii)  Aggregate price of shares issued in
           connection with dividend reinvestment
           plans (from Item 11, if applicable):            +             0
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     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year
           (If applicable):                                -    22,392,823
                                                           -----------------
     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as
           a reduction to filing fees pursuant to
           rule 24e-2 (if applicable):                     +             0
                                                           -----------------
     (v)   Net aggregate price of securities sold
           and issued during the fiscal year in
           reliance on rule 24f-2 [line (i),
           plus line (ii), less line (iii),
           plus line (iv)] (if applicable):                     15,794,781
                                                           -----------------
     (vi)  Multiplier prescribed by Section 6(b)
           of the Securities Act of 1933 or other
           applicable law or regulation (see
           Instruction C.6):                               x    1/29 of 1%
                                                           -----------------

     (vii) Fee due [line (i) or line (v) multiplied
           by line (vi):                                          5,446.48
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Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                           [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     January 24, 1996

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                                  SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*  /s/ Jerel S. Chevalier
                               ---------------------------------------------
                                Jerel S. Chevalier
                                Assistant Secretary-Treasurer
                               ---------------------------------------------

     Date  January 24, 1996
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 *Please print the name and title of the signing officer below the signature.

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                      [LETTERHEAD OF BELL, BOYD & LLOYD]


                               January 25, 1996



State Farm Municipal Bond Fund, Inc.
One State Farm Plaza
Bloomington, IL 61701

Ladies and Gentlemen:

                               RULE 24F-2 NOTICE
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          We have represented State Farm Municipal Bond Fund, Inc., a Maryland corporation ("Fund"), in connection with the filing with the Securities and Exchange Commission of the Fund's Rule 24f-2 Notice for the fiscal year ended November 30, 1995, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In this connection, we have examined originals, or copies certified or otherwise identified to our satisfaction, of such documents, corporate or other records, certificates and other papers as we deem it necessary to examine for the purpose of this opinion, including the charter and bylaws of the Fund and resolutions of its board of directors authorizing the issuance of shares.

          Based upon the foregoing examination, we are of the opinion that the 4,617,496 shares of common stock, $1.00 par value per share, of the Fund sold by the Fund during the 1995 fiscal year in reliance upon registration pursuant to Rule 24f-2 were legally issued, full paid and nonassessable.

          We consent to the filing of this opinion with the Fund's Rule 24f-2 Notice. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.


                                    Very truly yours,

                                    /s/ Bell, Boyd & Lloyd